Derivative Financial Instruments - Additional Information (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure of detailed information about hedges
Derivative financial assets	£ 2,592	£ 2,439
Derivative financial liabilities	1,570	1,008
Fair value
Disclosure of detailed information about hedges
Derivative financial assets	2,592	2,439
Derivative financial liabilities	1,570	£ 1,008
Group entities | Fair value
Disclosure of detailed information about hedges
Derivative financial assets	1,281		£ 1,346
Derivative financial liabilities	£ 241		£ 246